Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 2,836	$ 4,350
Other accounts receivable	408	2,788
Total accounts receivable	$ 3,244	$ 7,138